VISION
                   U.S. Government
                     Securities
                        Fund

  Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a
      secondary investment consideration.

--------------------------------------------------------

                       VISION
                   New York Tax-Free
                     Securities
                        Fund

        Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.

--------------------------------------------------------

                       VISION
                   Growth and Income
                     Securities
                        Fund
    Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).

--------------------------------------------------------

                       VISION
                Capital Appreciation
                     Securities
                        Fund

    Seeks to produce long-term capital appreciation,
     primarily through a diversified portfolio of mid-capitalization stocks selected for their ability to appreciate in value.

--------------------------------------------------------

                       VISION
                    Money Market
                     Securities
                        Fund

  Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.

--------------------------------------------------------

                       VISION
               Treasury Money Market
                     Securities
                        Fund

     Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.

--------------------------------------------------------

                       VISION
                 New York Tax-Free
                     Securities
                        Fund
  Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and
         New York City personal income taxes.

--------------------------------------------------------
For more complete information about any of the Vision Funds, contact (800) 836-2211 for a prospectus. Please read the prospectus carefully before investing.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to present the first report to shareholders for Vision Capital Appreciation Fund. This document covers the period from July 3, 1996, when the fund first began operations, through October 31, 1996. Inside, you will find operating and financial information for the fund including a list of fund holdings and financial statements.

Vision Capital Appreciation Fund is the newest and most aggressive member of the Vision family. To help your investment grow over time, it focuses primarily on stocks issued by mid-size companies selected for their ability to appreciate in value. These holdings are diversified among key business sectors, while concentrating on sectors that offer opportunities for value.

In just four months of operation in a favorable stock market environment, the fund produced a cumulative total return of 9.17% (unadjusted for the fund's sales charge) resulting from dividends totaling $0.03 per share and an 9% increase in share price.*

By the end of the period, shareholders had invested a total of $15 million in Vision Capital Appreciation Fund. Thank you being among the first to take advantage of the growth potential of mid-size companies through this fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1996

* Performance quoted is based on net asset value and reflects past performance. Performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Cumulative total return for the period adjusted for the fund's sales charge was 3.18%.

 A. Please insert the following "Financial Highlights" table as page 4 of the prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page as the first entry.

VISION CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                  PERIOD ENDED
                                                                                                OCTOBER 31, 1996
                                                                                                 (UNAUDITED)(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $   10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  0.03
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                        0.89
--------------------------------------------------------------------------------------------          -------
  Total from investment operations                                                                       0.92
--------------------------------------------------------------------------------------------          -------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------
  Distributions from net investment income                                                              (0.03)
--------------------------------------------------------------------------------------------          -------
NET ASSET VALUE, END OF PERIOD                                                                      $   10.89
--------------------------------------------------------------------------------------------          -------
TOTAL RETURN (B)                                                                                         9.17%
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------
  Expenses                                                                                               0.00%(c)
--------------------------------------------------------------------------------------------
  Net investment income                                                                                  1.05%(c)
--------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                       2.07%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                                            $14,967
--------------------------------------------------------------------------------------------
  Average commission rate paid                                                                         0.0531
--------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        8      %
--------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c)  Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

 B. Please insert the following as the last sentence of the first paragraph under the section entitled "Voting Rights and Other Information" on page 23.

     "As of December 4, 1996, Reho & Co., Buffalo, New York, owned 75.25% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

 C. Please insert the following Financial Statements after the section entitled "How the Fund Shows Performance" and before the address page. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "How the Fund Shows Performance."

VISION CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--93.1%
--------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT--1.3%
            --------------------------------------------------------------------------------------
     8,300  (a)Gentex Corp.                                                                         $     197,125
            --------------------------------------------------------------------------------------  -------------
            BANKING--3.2%
            --------------------------------------------------------------------------------------
     5,300  Star Banc Corp.                                                                               477,000
            --------------------------------------------------------------------------------------  -------------
            BASIC INDUSTRY--4.7%
            --------------------------------------------------------------------------------------
    10,000  IMC Global, Inc.                                                                              375,000
            --------------------------------------------------------------------------------------
     4,500  Potash Corporation Sask, Inc.                                                                 318,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         693,938
            --------------------------------------------------------------------------------------  -------------
            BUILDING PRODUCTS--2.1%
            --------------------------------------------------------------------------------------
     9,600  Medusa Corp.                                                                                  315,600
            --------------------------------------------------------------------------------------  -------------
            CHEMICALS--0.9%
            --------------------------------------------------------------------------------------
     8,500  Albemarle Corp.                                                                               137,062
            --------------------------------------------------------------------------------------  -------------
            COMPUTERS--8.6%
            --------------------------------------------------------------------------------------
    12,300  (a)Banctec, Inc.                                                                              250,613
            --------------------------------------------------------------------------------------
    16,400  (a)Cheyenne Software, Inc.                                                                    498,150
            --------------------------------------------------------------------------------------
    20,500  (a)EMC Corp., Mass                                                                            538,125
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,286,888
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            CONSUMER DURABLES--2.5%
            --------------------------------------------------------------------------------------
    14,000  Oakwood Homes Corp.                                                                     $     371,000
            --------------------------------------------------------------------------------------  -------------
            DIVERSIFIED OPERATIONS--5.0%
            --------------------------------------------------------------------------------------
     7,200  Harnischfeger Industries, Inc.                                                                288,000
            --------------------------------------------------------------------------------------
     9,400  Tyco International Ltd.                                                                       466,475
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         754,475
            --------------------------------------------------------------------------------------  -------------
            FINANCE--12.3%
            --------------------------------------------------------------------------------------
     8,400  Beneficial Corp.                                                                              491,400
            --------------------------------------------------------------------------------------
    19,900  (a)Olympic Financial Ltd.                                                                     315,913
            --------------------------------------------------------------------------------------
    16,600  Schwab (Charles) Corp.                                                                        415,000
            --------------------------------------------------------------------------------------
    20,700  Synovus Financial Corp.                                                                       618,412
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,840,725
            --------------------------------------------------------------------------------------  -------------
            FOOD SERVICES--5.0%
            --------------------------------------------------------------------------------------
    15,400  Flowers Industry, Inc.                                                                        359,975
            --------------------------------------------------------------------------------------
     6,900  (a)Vons Companies, Inc.                                                                       382,088
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         742,063
            --------------------------------------------------------------------------------------  -------------
            HEALTHCARE--4.7%
            --------------------------------------------------------------------------------------
    15,700  (a)Apria Healthcare Group, Inc.                                                               300,262
            --------------------------------------------------------------------------------------
     9,000  (a)Healthcare COMPARE Corp.                                                                   396,000
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         696,262
            --------------------------------------------------------------------------------------  -------------
            HOTEL--2.8%
            --------------------------------------------------------------------------------------
    18,900  (a)Mirage Resorts, Inc.                                                                       415,800
            --------------------------------------------------------------------------------------  -------------
            INDUSTRIAL PRODUCTS--1.1%
            --------------------------------------------------------------------------------------
     4,600  (a)Thermo Electron Corp.                                                                      167,900
            --------------------------------------------------------------------------------------  -------------
            INSURANCE--1.8%
            --------------------------------------------------------------------------------------
     9,300  TIG Holdings, Inc.                                                                            268,537
            --------------------------------------------------------------------------------------  -------------
            LOTTERY SERVICES--2.1%
            --------------------------------------------------------------------------------------
    10,800  (a)Gtech Holdings Corp.                                                                       318,600
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS/PRODUCTS--5.2%
            --------------------------------------------------------------------------------------
    10,200  (a)St. Jude Medicine, Inc.                                                              $     402,900
            --------------------------------------------------------------------------------------
    10,000  (a)Steris Corp.                                                                               377,500
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         780,400
            --------------------------------------------------------------------------------------  -------------
            OIL/GAS--9.0%
            --------------------------------------------------------------------------------------
    19,400  (a)Global Marine, Inc.                                                                        356,475
            --------------------------------------------------------------------------------------
     7,500  Tosco Corp.                                                                                   420,937
            --------------------------------------------------------------------------------------
     6,600  Transocean Offshore, Inc.                                                                     417,450
            --------------------------------------------------------------------------------------
     6,600  Valero Energy Corp.                                                                           156,750
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,351,612
            --------------------------------------------------------------------------------------  -------------
            RETAIL--3.9%
            --------------------------------------------------------------------------------------
     6,800  (a)Consolidated Stores Corp.                                                                  262,650
            --------------------------------------------------------------------------------------
    17,500  (a)Staples, Inc.                                                                              325,938
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                         588,588
            --------------------------------------------------------------------------------------  -------------
            SERVICES--2.4%
            --------------------------------------------------------------------------------------
    12,300  (a)Calenergy, Inc.                                                                            356,700
            --------------------------------------------------------------------------------------  -------------
            TECHNOLOGY--11.9%
            --------------------------------------------------------------------------------------
    11,400  (a)Analog Devices, Inc.                                                                       296,400
            --------------------------------------------------------------------------------------
     8,400  (a)Cisco Systems, Inc.                                                                        519,750
            --------------------------------------------------------------------------------------
    14,400  (a)Newbridge Networks Corp.                                                                   455,400
            --------------------------------------------------------------------------------------
     3,300  (a)Sun Microsystems, Inc.                                                                     201,300
            --------------------------------------------------------------------------------------
    19,800  (a)Teradyne, Inc.                                                                             314,325
            --------------------------------------------------------------------------------------  -------------
            Total                                                                                       1,787,175
            --------------------------------------------------------------------------------------  -------------
            TELECOMMUNICATIONS--2.0%
            --------------------------------------------------------------------------------------
     6,000  (a)MFS Communications, Inc.                                                                   300,750
            --------------------------------------------------------------------------------------  -------------



VISION CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
----------  --------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
            TRANSPORTATION--0.6%
            --------------------------------------------------------------------------------------
     4,200  Atlantic Southeast Airlines, Inc.                                                       $      88,200
            --------------------------------------------------------------------------------------  -------------
            TOTAL COMMON STOCKS (IDENTIFIED COST $12,905,638)                                          13,936,400
            --------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--5.8%
--------------------------------------------------------------------------------------------------
$  872,221  Seven Seas Money Market Fund (at net asset value)                                             872,221
            --------------------------------------------------------------------------------------  -------------
            TOTAL INVESTMENTS (IDENTIFIED COST $13,777,859)(B)                                      $  14,808,621
            --------------------------------------------------------------------------------------  -------------


(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $13,777,859. The net unrealized appreciation of investments on a federal tax basis amounts to $1,030,762 which is comprised of $1,450,200 appreciation and $419,438 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($14,966,988) at
      October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified and tax cost $13,777,859)                                                                $  14,808,621
---------------------------------------------------------------------------------------------------
Income receivable                                                                                            7,677
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 137,814
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           31,811
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       14,985,923
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Accrued expenses                                                                                            18,935
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,373,753 shares outstanding                                                          $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  13,800,229
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               1,030,762
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               125,947
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         10,050
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  14,966,988
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($14,966,988 / 1,373,753 shares outstanding)                                                                $10.89
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $10.89)*                                                             $11.52
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 1996 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends                                                                                            $     26,738
---------------------------------------------------------------------------------------------------
Interest                                                                                                   15,042
---------------------------------------------------------------------------------------------------  ------------
     Total investment income                                                                               41,780
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   33,799
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    16,576
---------------------------------------------------------------------------------------
Custodian fees                                                                                5,567
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      5,965
---------------------------------------------------------------------------------------
Directors' fees                                                                               1,193
---------------------------------------------------------------------------------------
Legal fees                                                                                    1,590
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     8,748
---------------------------------------------------------------------------------------
Share registration costs                                                                      4,771
---------------------------------------------------------------------------------------
Printing and postage                                                                          1,988
---------------------------------------------------------------------------------------
Insurance premiums                                                                              795
---------------------------------------------------------------------------------------
Taxes                                                                                           398
---------------------------------------------------------------------------------------
Miscellaneous                                                                                   795
---------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          82,185
---------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                            ($33,799)
----------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (16,576)
----------------------------------------------------------------------------
  Reimbursement of other operating expenses by Adviser                          (31,810)
----------------------------------------------------------------------------  ---------
     Total waivers and reimbursements                                                       (82,185)
---------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                    --
---------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       41,780
---------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                          125,947
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                    1,030,762
---------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                    1,156,709
---------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                             $  1,198,489
---------------------------------------------------------------------------------------------------  ------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)


VISION CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PERIOD ENDED
                                                                                               OCTOBER 31,1996*
                                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------------------
Net investment income                                                                           $        41,780
-------------------------------------------------------------------------------------------
Net realized gain on investments ($125,947 net gain as computed
for federal tax purposes)                                                                               125,947
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                  1,030,762
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from operations                                                   1,198,489
-------------------------------------------------------------------------------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------------------
Distributions from net investment income                                                                (31,730)
-------------------------------------------------------------------------------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                         13,772,534
-------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                                31,278
-------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                  (3,583)
-------------------------------------------------------------------------------------------  ---------------------
     Change in net assets resulting from share transactions                                          13,800,229
-------------------------------------------------------------------------------------------  ---------------------
          Change in net assets                                                                       14,966,988
-------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------
Beginning of period                                                                                   --
-------------------------------------------------------------------------------------------  ---------------------
End of period (including undisributed net investment income of $10,050)                         $    14,966,988
-------------------------------------------------------------------------------------------  ---------------------


*For the period from July 3, 1996 (date of initial public investment) to October
 31, 1996.

(See Notes which are an integral part of the Financial Statements)

VISION CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of seven portfolios. The financial statements included herein are only those of Vision Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to produce long-term capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock were as follows:

                                                                                                 PERIOD ENDED
                                                                                             OCTOBER 31, 1996(A)
Shares sold                                                                                         1,371,121
------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                      2,979
------------------------------------------------------------------------------------------
Shares redeemed                                                                                          (347)
------------------------------------------------------------------------------------------       ------------
  Net change resulting from share transactions                                                      1,373,753
------------------------------------------------------------------------------------------       ------------


(a) For the period from July 3, 1996 (date of initial public investment) to October 31, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers and Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the period ended October 31, 1996.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Manufacturers and Traders Trust Company, the Fund will pay Manufacturers and Traders Trust Company up to 0.25% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. The Fund did not pay or accrue shareholder services expenses during the period ended October 31, 1996.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses of $21,200 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $1,178 pursuant to this agreement.

GENERAL--Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                                                                            $  13,780,852
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   1,001,160
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                                OFFICERS
------------------------------------------------------------------------------------------------
Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


SHARES OF THE VISION FUNDS ARE NOT FDIC INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, MANUFACTURERS AND TRADERS TRUST COMPANY ("M&T BANK"), AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


 [LOGO of VISION]
SEMI-ANNUAL REPORT
  AND SUPPLEMENT
TO PROSPECTUS DATED
  JUNE 5, 1996

------------------
    Vision
   Capital
Appreciation
    Fund
------------------
OCTOBER 31, 1996

Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F703
GOO158-O1 (12/96)



MANUFACTURES AND TRADERS
TRUST COMPANY
Investment Adviser
A subsidiary of First Empire State Corporation

Federated Securities Corp. is the distributor of the Fund.

Cusip 92830F703
G00996-01 (12/96)

VISION CAPITAL APPRECIATION FUND
(A Portfolio of Vision Group of Funds, Inc.)

 SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 5, 1996

A. Please insert the following as the last sentence of the paragraph under the section entitled `Portfolio Turnover'' on page 6.

     `For the period from July 3, 1996 (date of initial public investment) to October 31, 1996, the portfolio turnover rate of the Fund was 8%.''

B. Please insert the following as the second paragraph in the section entitled `Fund Ownership'' on page 10.

     `As of December 4, 1996, the following shareholder of record owned 5%
or more of the outstanding shares of the     Fund: Reho & Co., Buffalo, New
York, owned approximately 1,103,914 shares (75.25%).''

C. Please insert the following as the second paragraph in the section entitled `Advisory Fees'' on page 11.

     `For the period from July 3, 1996, (date of initial public investment) to October 31, 1996, M&T Bank earned advisory fees of $33,799, all of which was waived.''

D. Please insert the following as the second sentence in the section entitled `Administrative Services'' on page 11.

     `For the period from July 3, 1996, (date of initial public
investment) to October 31, 1996, the Fund incurred     $16,576 in
administrative services, all of which was reimbursed by the Adviser.''

E. Please insert the following as the final paragraph in the section entitled `Brokerage Transactions'' on page 12.

     `For the period from July 3, 1996, (date of initial public
investment) to October 31, 1996, the Fund paid    brokerage commissions in
the amount of $13,040.''

F. Please insert the following as the first paragraph in the section entitled `Total Return'' on page 14.

     `The Fund's cumulative total return from July 3, 1996, (date of
initial public investment) to October 31, 1996, was    3.18%. Cumulative
total return reflects the Fund's total performance over a specific period
of time. This total      return assumes and is reduced by the payment of
the maximum sales charge. The Fund's total return is   representative of
only four months of investment activity since the Fund's effective date.''


                                              October 31, 1996